Consolidated Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other equity holders	£ 639	£ 457
Taxation	2,240	993
Net Profit (loss) after tax attributable to other equity holders	465	329
Other equity interest [member]
Taxation	£ 174	£ 128